[FRONT COVER]


December 31, 1997


                                    PHOENIX
                                          FUNDS


                               SEMIANNUAL REPORT


                                                          o PHOENIX WORLDWIDE
                                                            OPPORTUNITIES FUND




[LOGO] PHOENIX
       DUFF & PHELPS

          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Chairman's Message

Dear Fellow Shareholder,

  We're pleased to provide this semiannual report for Phoenix Worldwide Opportunities Fund for the six months ended December 31, 1997. This has been a remarkable time for the financial markets, particularly equities. For the latest six months, the S&P 500 Stock Index returned over 10%, but market volatility has been high.

  During market extremes, your most important asset may be your financial adviser. Managing your investments in changing markets can be challenging, and your financial adviser knows some time-tested strategies that can help.

  Rebalancing your portfolio is one strategy to reduce risk. As the stock market has moved higher, your equity investments may have increased in value so that now they represent a higher percentage of your total portfolio than you originally intended. Your financial adviser may recommend a shift in asset allocation to bring your portfolio back in line with your investment goals and risk tolerance.

  Diversifying your portfolio can smooth the effects of volatility. Spreading your investments across a broad mix of securities reduces risk. You can also diversify by investment style. For example, you may choose to balance an investment in growth stocks with a fund that focuses on value-oriented stocks.

  Dollar-cost averaging takes advantage of market fluctuations.
In a systematic savings plan, you'll buy fewer shares when prices are high and more when prices fall. Periodic investments don't ensure a profit, however, and you should consider your ability to continually make purchases.

  On behalf of Phoenix Funds, I want to thank you for investing with us and assure you that we will continue to work hard to help you meet your investment needs.


                                  Sincerely,

                                  /s/ Philip R. McLoughlin

                                  Philip R. McLoughlin
                                  President and Chairman
                                  Phoenix Funds

PHOENIX WORLDWIDE OPPORTUNITIES FUND

INVESTOR PROFILE

     Phoenix Worldwide Opportunities Fund is designed for investors seeking long-term capital appreciation and broad equity global diversification. Investors should note that foreign investments pose added risks, such as currency fluctuations, less public information and political and economic uncertainty.

INVESTMENT ADVISER'S REPORT

     For the six months ended December 31, 1997, Phoenix Worldwide Opportunities Class A shares returned 4.21% and Class B shares earned 3.92% compared with a negative 0.02% return for the Lipper Global Fund Group average for 194 funds and 0.33% for the MSCI World Index. Within the index, there was great divergence between regions with Europe and the U.S. performing best. The U.S. currency also strengthened over the period. The MSCI World Index, when measured in local currencies, gained 3.55%. All returns are in U.S. dollars, assume reinvestment of dividends and exclude the effect of sales charges. MSCI total return figures are net of foreign withholding taxes.

     The Fund benefited from good stock selection in the second half of the year in the United States, its overweight position in Europe and Latin America, and little exposure to Japan and the rest of Asia. Performance was hampered somewhat by our underweight position in the U.S. market.

     In the United States, the S&P 500 index rose 10.66% on a total return basis during the final six months of 1997. The strong stock market performance was fueled by solid earnings growth, declining long-term interest rates, and a flight to quality into the U.S. markets. The MSCI Europe Index rose 8.35% (10.68% local). In the region, markets have responded well to slowly improving economic growth, falling interest rates, the prospects of convergence in interest rates ahead of the single currency, cross-border merger and acquisition activity (also ahead of the single market), and more widespread corporate awareness of shareholder value. The MSCI Pacific (free) Index fell 30.79%, and ex-Japan it fell 33.34% while the EMF Far East Index declined 55.51%. A general loss of confidence in the financial systems of the region and the base on which economic growth had been built was cast into doubt.


OUTLOOK

     In the United States, we expect continued moderate economic growth with declining long-term interest rates. We expect continued economic recovery in Europe, coupled with relatively low interest rates, to be positive for stock markets. The longer term trends of growth in the service sector, the application of technology, and growth in financial services will continue to be well represented in the Fund. In Latin America, privatization and structural reform, as well as a decline in interest rates as the Asian situation stabilizes should benefit the region. In Japan, the government has announced its plans for stabilizing and restructuring the financial system. Hopes exist for further fiscal stimulus later in the year, but major tax reform does not seem imminent. In Asia, we hope to see clarified the extent of the bad debt problem in the banking system when 1997 results are released. We need to see governments enacting changes in the law to make a cleaner, clearer financial system in order to have confidence that the existing problems are being resolved.

Phoenix Worldwide Opportunities Fund
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 1997
                                  (Unaudited)


                                                      SHARES            VALUE
                                                  --------------     -----------
COMMON STOCKS--96.8%
Argentina--1.4%
  Banco de Galicia y Buenos Aires SA
    de C.V. ADR (Banks) .....................          40,800        $ 1,050,600
  Telefonica de Argentina SA Sponsored
    ADR (Utility-Telephone) .................          31,200          1,162,200
                                                                     -----------
                                                                       2,212,800
                                                                     -----------
Australia--0.6%
  Westpac Banking Corporation Ltd.
    (Banks) .................................         153,000            978,594
                                                                     -----------
Brazil--0.8%
  Telebras Sponsored ADR
    (Utility-Telephone) .....................          10,600          1,234,237
                                                                     -----------
Canada--2.0%
  Bank of Montreal (Banks) ..................          26,800          1,186,429
  Northern Telecom Ltd.
    (Communications Equipment) ..............          23,200          2,061,412
                                                                     -----------
                                                                       3,247,841
                                                                     -----------
Finland--0.8%
  Raision Tehtaat Oy (Foods) ................          11,200          1,330,738
                                                                     -----------
France--7.4%
  Alcatel Alsthom (Communications
    Equipment) ..............................          15,200          1,932,910
  Axa-UAP (Insurance (Multi-Line)) ..........          22,700          1,757,271
  Banque Nationale de Paris (Banks) .........          24,700          1,313,463
  Coflexip SA (Oil & Gas (Drilling &
    Equipment)) .............................           8,000            884,338
  GrandVision (Retail) ......................          13,600            559,753
  Rhone-Poulenc (Health Care
    (Diversified)) ..........................          26,100          1,169,680
  Societe Generale (Banks) ..................           9,500          1,294,923
  Total SA (Oil (Integrated)) ...............          26,500          2,885,319
                                                                     -----------
                                                                      11,797,657
                                                                     -----------
Germany--3.0%
  Adidas AG (Textiles (Apparel)) ............          11,950          1,572,508
  Deutsche Lufthansa AG Registered
    Shares (Airlines) .......................          93,100          1,786,402
  Muenchener Rueckversicherungs-
    Gesellschaft AG Registered Shares
    (Insurance (Reinsurance)) ...............           3,500          1,319,800
                                                                     -----------
                                                                       4,678,710
                                                                     -----------
Hong Kong--0.0%
  Henderson China Holding Ltd. (Real
    Estate) .................................             768                614
                                                                     -----------
Hungary--0.6%
  Matav Rt. Sponsored ADR (Utility-
    Telephone) (b) ..........................          36,600            951,600
                                                                     -----------


                                                      SHARES            VALUE
                                                  --------------     -----------
Ireland--0.4%
  Elan Corp. PLC Sponsored ADR
    (Health Care (Medical Products &
    Supplies)) (b) ..........................          11,670        $   597,358
                                                                     -----------
Italy--5.2%
  Banca Fideuram SPA (Financial
    (Diversified)) ..........................         140,400            615,045
  Ericsson SPA (Communications
    Equipment) ..............................          25,000          1,091,631
  Istituto Mobiliare Italiano SPA (Banks)             119,400          1,418,216
  La Fondiaria Assicurazioni (Insurance
    (Multi-Line)) (b) .......................         147,800            794,176
  Mediolanum SPA (Financial
    (Diversified)) ..........................          46,000            866,405
  Telecom Italia Mobile RNC
    (Telecommunications
    (Cellular/Wireless)) (b) ................         235,000            668,582
  Telecom Italia Mobile SPA
    (Telecommunications
    (Cellular/Wireless)) ....................         309,000          1,427,031
  Telecom Italia SPA (Utility-
    Telephone) ..............................         209,500          1,339,002
                                                                     -----------
                                                                       8,220,088
                                                                     -----------
Japan--0.8%
  Nintendo Co. Ltd. (Leisure Time
    (Products)) .............................           5,800            570,985
  Sankyo Co. Ltd. (Health Care (Drugs-
    Major Pharmaceuticals)) .................          12,000            272,264
  Taisho Pharmaceutical Co. Ltd. (Health
    Care (Drugs-Major Pharmaceuticals))                14,000            358,557
                                                                     -----------
                                                                       1,201,806
                                                                     -----------
Mexico--3.8%
  Cemex SA de C.V. (Building
    Materials) (b)(c) .......................         109,500            581,334
  Coca-Cola Femsa SA Sponsored ADR
    (Beverages (Non-Alcoholic)) .............          21,600          1,252,800
  Grupo Financiero Bancomer SA de
    C.V. (Banks) (b) ........................         930,000            604,480
  Grupo Televisa SA Sponsored GDR
    (Publishing, Broadcasting &
    Printing) (b) ...........................          45,150          1,746,741
  Telefonos de Mexico SA Sponsored
    ADR (Utility -Telephone) ................          33,500          1,878,094
                                                                     -----------
                                                                       6,063,449
                                                                     -----------
Netherlands--6.1%
  Benckiser NV Class B (Cosmetics &
    Soaps) (b) ..............................          16,000            662,194
  Getronics NV (Computers (Software &
    Services)) ..............................          55,800          1,778,157

                       See Notes to Financial Statements

Phoenix Worldwide Opportunities Fund
--------------------------------------------------------------------------------


                                                     SHARES            VALUE
                                                  ------------      ------------
Netherlands--continued
  IHC Caland NV (Oil & Gas (Drilling
    & Equipment)) ..........................          21,800        $1,131,294
  ING Groep NV (Financial (Diversified))              38,000         1,600,829
  Oce NV (Office Equipment & Supplies) .....           9,600         1,046,567
  VNU-Verenigde Bezit (Publishing) .........          42,500         1,199,191
  Vendex International NV (Retail
    (General Merchandise)) .................          39,500         2,180,372
                                                                    ----------
                                                                     9,598,604
                                                                    ----------
Norway--0.4%
  Smedvig ASA A Shares (Oil Service) .......          31,350           663,393
                                                                    ----------
Poland--0.4%
  Amica Wronki SA (Manufacturing
    (Consumer Durables)) (b) ...............          36,300           617,890
                                                                    ----------
Portugal--2.3%
  Brisa-Auto Estradas de Portugal SA
    (Utility-Toll Road) (b) ................           2,500            89,655
  Portugal Telecom SA
    (Utility-Telephone) ....................          35,200         1,635,122
  Telecel-Comunicacoes Pessoais SA
    (Telecommunications
    (Cellular/Wireless)) (b) ...............          18,500         1,973,326
                                                                    ----------
                                                                     3,698,103
                                                                    ----------
Spain--3.2%
  Banco Santander SA (Banks) ...............          40,400         1,349,181
  Dragados & Construcciones SA
    (Construction) .........................          24,000           510,972
  Tabacalera SA (Tobacco) ..................          18,000         1,458,514
  Telefonica de Espana (Utility-
    Telephone) .............................          61,800         1,763,798
                                                                    ----------
                                                                     5,082,465
                                                                    ----------
Sweden--0.4%
  Biora AB (Health Care (Medical
    Products & Supplies)) (b) ..............          33,300           344,151
  Biora AB Sponsored ADR (Health Care
    (Medical Products & Supplies)) (b) .....          12,000           249,000
                                                                    ----------
                                                                       593,151
                                                                    ----------
Switzerland--9.5%
  Ares-Serono Group Bearer Shares
    (Health Care (Diversified)) ............           1,080         1,784,573
  Ciba Specialty Chemicals AG
    Registered Shares (Chemicals
    (Specialty)) (b) .......................          10,600         1,264,587
  Credit Suisse Group Registered Shares
    (Financial (Diversified)) ..............          13,500         2,091,875
  Novartis AG Registered Shares (Health
    Care (Drugs-Major Pharmaceuticals))                2,290         3,721,152
  Roche Holding AG (Health Care
    (Diversified)) .........................             135         1,342,595
  Schweizerische Lebensversicherungs
    (Insurance (Life/Health)) ..............           2,550         2,005,382
  Zurich Versicherungs-Gesellschaft
    Registered Shares (Financial
    (Diversified)) .........................           5,820         2,777,319
                                                                    ----------
                                                                    14,987,483
                                                                    ----------


                                                     SHARES            VALUE
                                                  -------------     ------------
United Kingdom--18.1%
  British Aerospace PLC
    (Aerospace/Defense) ....................         109,700        $3,142,796
  British Petroleum Co. PLC (Oil
    (Integrated)) ..........................         144,400         1,902,126
  British Petroleum Co. PLC Sponsored
    ADR (Oil (Integrated)) .................           5,500           438,281
  Compass Group PLC (Services
    (Catering)) ............................         108,000         1,322,231
  GKN PLC (Engineering) ....................          75,000         1,539,000
  Glaxo Wellcome PLC (Health Care
    (Drugs-Major Pharmaceuticals)) .........          56,460         1,336,013
  Granada Group PLC (Leisure Time
    (Products)) ............................          43,000           663,008
  Kingfisher PLC (Retail (General
    Merchandise)) ..........................          44,600           622,360
  Legal & General Group PLC
    (Insurance (Life)) .....................         236,300         2,041,427
  Lloyds TSB Group PLC (Financial
    (Diversified)) .........................         253,800         3,282,653
  Misys PLC (Computers (Software &
    Services)) .............................          32,157           968,361
  Next PLC (Retail (General
    Merchandise)) ..........................         185,500         2,112,325
  Norwich Union PLC (Insurance
    (Life/Health)) (b) .....................         120,000           737,535
  Rentokil Initial PLC (Business
    Services) ..............................         330,000         1,460,754
  Siebe PLC (Electrical Equipment) .........          66,000         1,238,111
  SmithKline Beecham PLC (Health
    Care (Drugs-Major Pharmaceuticals))              125,120         1,287,849
  Stagecoach Holdings PLC
    (Transportation) .......................          95,200         1,314,346
  Vodafone Group PLC
    (Telecommunications
    (Cellular/Wireless)) ...................         206,900         1,509,958
  WPP Group PLC (Services
    (Advertising/Marketing)) ...............         148,500           658,561
  Williams PLC (Manufacturing (Fire
    Safety/Security Products)) .............         190,500         1,053,283
                                                                    ----------
                                                                    28,630,978
                                                                    ----------
United States--29.6%
  BMC Software, Inc. (Computers
    (Software & Services)) (b) .............          40,000         2,625,000
  CVS Corp. (Retail (Drug Stores)) .........          37,700         2,415,156
  Centocor, Inc. (Biotechnology) (b) .......          65,000         2,161,250
  Centura Software Corp. (Computers
    (Software & Services)) (b) .............           3,436             3,865
  Chancellor Media Corp. (Broadcasting
    (Television, Radio & Cable)) (b) .......          44,000         3,283,500
  CIENA Corp. (Communications
    Equipment) (b) .........................          44,600         2,726,175
  Conmed Corp. (Health Care (Medical
    Products & Supplies)) (b) ..............          90,000         2,362,500
  Cooper Cameron Corp. (Oil & Gas
    (Drilling & Equipment)) (b) ............          40,000         2,440,000

                       See Notes to Financial Statements

Phoenix Worldwide Opportunities Fund
--------------------------------------------------------------------------------


                                                 SHARES       VALUE
                                                --------   ------------
United States--continued
  Coram Healthcare Corp. (Health Care
    (Hospital Management)) (b) ................   3,720    $    12,555
  General Electric Co. (Electrical
    Equipment) ................................  36,000      2,641,500
  International Business Machines Corp.
    (Computers (Hardware)) ....................  24,500      2,561,781
  Marine Drilling Companies, Inc. (Oil &
    Gas (Drilling & Equipment)) (b) ...........  40,000        830,000
  National Semiconductor Corp.
    (Electronics (Semiconductors)) (b) ........  87,500      2,269,531
  Philip Morris Companies, Inc.
    (Tobacco) .................................  75,000      3,398,437
  RealNetworks, Inc. (Computers
    (Software & Services)) (b) ................  30,000        416,250
  Schlumberger Ltd. (Oil & Gas (Drilling
    & Equipment)) .............................  30,000      2,415,000
  SouthTrust Corp. (Banks (Major
    Regional)) ................................  50,000      3,171,875
  Sunbeam Corp. (Household Furn. &
    Appliances) ...............................  60,000      2,527,500
  Texas Instruments, Inc. (Electronics
    (Semiconductors)) .........................  30,000      1,350,000
  Travelers Group, Inc. (Insurance
    (Multi-Line)) .............................  51,000      2,747,625
  U.S. Bancorp (Banks (Major Regional))          25,000      2,798,437
  Watson Pharmaceuticals, Inc.
    (Health Care (Drugs-Major
    Pharmaceuticals)) (b) .....................  50,000      1,621,875
                                                          ------------
                                                            46,779,812
                                                          ------------
TOTAL COMMON STOCKS
 (Identified cost $132,698,334) ......................     153,167,371
                                                          ------------


                                                 SHARES       VALUE
                                                --------  --------------
PREFERRED STOCKS--1.9%
Germany--1.9%
  SAP AG-Vorzug Pfd. (Computers
    (Software & Services)) ....................   9,400   $  3,076,696
                                                          ------------
TOTAL PREFERRED STOCKS
 (Identified cost $2,286,840) ...........................    3,076,696
                                                          ------------
WARRANTS--0.1%
France--0.1%
  Rhone-Poulenc Warrant (Health Care
    (Diversified)) (b) ........................  42,630        146,687
                                                          ------------
TOTAL WARRANTS
  (Identified cost $140,229) ............................      146,687
                                                          ------------
TOTAL LONG-TERM INVESTMENTS--98.8%
  (Identified cost $135,125,403) ........................  156,390,754
                                                          ------------


                                 STANDARD    PAR
                                 & POOR'S   VALUE
                                  RATING    (000)
                                 --------   ------
SHORT-TERM OBLIGATIONS--0.4%
Commercial Paper--0.4%
  BellSouth Telecommunications,
    Inc. 6%, 1/5/98 ...........   A-1+      $115       114,923
  Preferred Receivables
    Funding Corp.
    5.65%, 1/13/98 ............   A-1+       250       249,494
  Exxon Imperial U.S.,
    Inc. 5.82%, 1/14/98 .......   A-1        255       254,464
                                                  ------------
                                                       618,881
                                                  ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $618,917)...................        618,881
                                                  ------------

TOTAL INVESTMENTS--99.2%
  (Identified cost $135,744,320)...............    157,009,635(a)

  Cash and receivables, less liabilities--0.8%       1,228,999
                                                  ------------

NET ASSETS--100.0% ............................   $158,238,634
                                                  =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,970,720 and gross depreciation of $2,705,405 for federal income tax purposes. At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $135,744,320.
(b) Non-income producing.
(c) Segregated as collateral for forward currency contracts.


                       See Notes to Financial Statements

Phoenix Worldwide Opportunities Fund
--------------------------------------------------------------------------------

                           INDUSTRY DIVERSIFICATION
            As a Percentage of Total Value of Long-Term Investments
                                  (Unaudited)


  Aerospace/Defense .................................     2.0%
  Airlines ..........................................     1.1
  Banks .............................................     9.7
  Beverages (Non-Alcoholic) .........................     0.8
  Biotechnology .....................................     1.4
  Broadcasting (Television, Radio, & Cable) .........     2.1
  Building Materials ................................     0.4
  Business Services .................................     0.9
  Chemicals (Specialty) .............................     0.8
  Communications Equipment ..........................     5.0
  Computers (Hardware) ..............................     1.6
  Computers (Software & Services) ...................     5.7
  Construction ......................................     0.3
  Cosmetics & Soaps .................................     0.4
  Electrical Equipment ..............................     2.5
  Electronics (Semiconductors) ......................     2.3
  Engineering .......................................     1.0
  Financial (Diversified) ...........................     7.2
  Foods .............................................     0.9
  Health Care (Diversified) .........................     2.8
  Health Care (Drugs-Major Pharmaceuticals) .........     5.5
  Health Care (Medical Products & Supplies) .........     2.3
  Household Furn. & Appliances ......................     1.6
  Insurance (Life) ..................................     1.3
  Insurance (Life/Health) ...........................     1.8
  Insurance (Multi-Line) ............................     3.4
  Insurance (Reinsurance) ...........................     0.8
  Leisure Time (Products) ...........................     0.8
  Manufacturing (Consumer Durables) .................     0.4
  Manufacturing (Fire Safety/Security Products) .....     0.7
  Office Equipment & Supplies .......................     0.7
  Oil (Integrated) ..................................     3.3
  Oil Service .......................................     0.4
  Oil & Gas (Drilling & Equipment) ..................     4.9
  Publishing ........................................     0.8
  Publishing, Broadcasting & Printing ...............     1.1
  Retail ............................................     0.4
  Retail (Drug Stores) ..............................     1.6
  Retail (General Merchandise) ......................     3.1
  Services (Catering) ...............................     0.8
  Services (Advertising/Marketing) ..................     0.4
  Telecommunications (Cellular/Wireless) ............     3.6
  Textiles (Apparel) ................................     1.0
  Tobacco ...........................................     3.1
  Transportation ....................................     0.8
  Utility-Telephone .................................     6.4
  Utility-Toll Road .................................     0.1
                                                        -----
                                                        100.0%
                                                        =====


                       See Notes to Financial Statements

Phoenix Worldwide Opportunities Fund
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $135,744,320)                                     $157,009,635
Foreign currency at value
  (Identified cost $2,983)                                                  2,981
Cash                                                                          600
Receivables
 Investment securities sold                                             1,372,189
 Dividends and interest                                                   108,204
 Tax reclaim                                                               53,630
 Fund shares sold                                                          25,714
Net unrealized appreciation on
  forward currency contracts                                              226,504
                                                                     ------------
  Total assets                                                        158,799,457
                                                                     ------------
Liabilities
Payables
 Fund shares repurchased                                                   81,714
 Transfer agent fee                                                       104,899
 Investment advisory fee                                                   99,695
 Distribution fee                                                          38,481
 Financial agent fee                                                        7,186
 Trustees' fee                                                              3,247
Accrued expenses                                                          225,601
                                                                     ------------
  Total liabilities                                                       560,823
                                                                     ------------
Net Assets                                                           $158,238,634
                                                                     ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest                     $136,282,892
Undistributed net investment income                                     1,001,261
Accumulated net realized loss                                            (534,559)
Net unrealized appreciation                                            21,489,040
                                                                     ------------
Net Assets                                                           $158,238,634
                                                                     ============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $149,915,778)                    15,247,358
Net asset value per share                                                   $9.83
Offering price per share
  $9.83/(1-4.75%)                                                          $10.32

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,322,856)                         869,170
Net asset value and offering price per share                                $9.58


                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1997
                                  (Unaudited)

Investment Income
Dividends                                                   $  766,935
Interest                                                       350,438
Foreign taxes withheld                                         (50,439)
                                                            ----------
  Total investment income                                    1,066,934
                                                            ----------
Expenses
Investment advisory fee                                        615,067
Distribution fee--Class A                                      194,105
Distribution fee--Class B                                       43,667
Financial agent fee                                             43,894
Transfer agent                                                 184,650
Custodian                                                       90,000
Printing                                                        28,230
Professional                                                    25,740
Registration                                                    15,018
Trustees                                                        10,908
Miscellaneous                                                   31,854
                                                            ----------
  Total expenses                                             1,283,133
                                                            ----------
Net investment loss                                           (216,199)
                                                            ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              8,130,024
Net realized loss on foreign currency transactions          (2,561,759)
Net change in unrealized appreciation (depreciation)
  on investments                                             1,138,446
Net change in unrealized appreciation (depreciation)
  on foreign currency and foreign currency transactions        139,741
                                                            ----------
Net gain on investments                                      6,846,452
                                                            ----------
Net increase in net assets resulting from
  operations                                                $6,630,253
                                                            ==========


                       See Notes to Financial Statements

Phoenix Worldwide Opportunities Fund
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                     Ended
                                                                                 December 31, 1997       Year Ended
                                                                                   (Unaudited)         June 30, 1997
                                                                                -------------------   ----------------
From Operations
 Net investment income (loss)                                                      $    (216,199)      $     465,980
 Net realized gain                                                                     5,568,265          15,784,753
 Net change in unrealized appreciation (depreciation)                                  1,278,187           3,210,431
                                                                                   -------------       -------------
 Increase in net assets resulting from operations                                      6,630,253          19,461,164
                                                                                   -------------       -------------
From Distributions to Shareholders
 Net investment income--Class A                                                         (143,119)           (547,706)
 Net investment income--Class B                                                               --              (3,491)
 Net realized gains--Class A                                                         (17,971,931)        (10,600,864)
 Net realized gains--Class B                                                          (1,023,523)           (464,200)
 In excess of net investment income--Class A                                                  --             (36,512)
 In excess of net investment income--Class B                                                  --                (233)
                                                                                   -------------       -------------
 Decrease in net assets from distributions to shareholders                           (19,138,573)        (11,653,006)
                                                                                   -------------       -------------
From Share Transactions
Class A
 Proceeds from sales of shares (460,058 and 7,287,155 shares, respectively)            5,082,324          73,684,613
 Net asset value of shares issued from reinvestment of distributions
  (1,716,156 and 1,017,922 shares, respectively)                                      16,423,612           9,812,762
 Cost of shares repurchased (1,163,640 and 8,259,993 shares, respectively)           (12,802,919)        (83,959,118)
                                                                                   -------------       -------------
 Total                                                                                 8,703,017            (461,743)
                                                                                   -------------       -------------
Class B
 Proceeds from sales of shares (78,393 and 294,976 shares, respectively)                 848,600           2,922,714
 Net asset value of shares issued from reinvestment of distributions
  (100,820 and 40,165 shares, respectively)                                              939,638             381,165
 Cost of shares repurchased (108,776 and 99,485 shares, respectively)                 (1,161,517)           (994,110)
                                                                                   -------------       -------------
 Total                                                                                   626,721           2,309,769
                                                                                   -------------       -------------
 Increase in net assets from share transactions                                        9,329,738           1,848,026
                                                                                   -------------       -------------
 Net increase (decrease) in net assets                                                (3,178,582)          9,656,184

Net Assets
 Beginning of period                                                                 161,417,216         151,761,032
                                                                                   -------------       -------------
 End of period (including undistributed net investment income of $1,001,261
  and $1,360,579, respectively)                                                    $ 158,238,634       $ 161,417,216
                                                                                   =============       =============


                       See Notes to Financial Statements

Phoenix Worldwide Opportunities Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                                  Class A
                                          -----------------------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                            12/31/97                             Year Ended June 30,
                                          (Unaudited)          1997            1996             1995           1994         1993
                                          -------------     -----------    ------------     -----------     ----------   ----------
Net asset value, beginning of period         $10.75           $10.29          $9.04           $10.17           $8.00       $7.18
Income from investment operations(6)
 Net investment income (loss)                 (0.01)(1)         0.03(1)       (0.02)(1)         0.01(1)         0.01        0.03
 Net realized and unrealized gain              0.43             1.25           1.87             0.56            2.19        0.79
                                           ---------        ---------      ---------        ---------       ---------    --------
  Total from investment operations             0.42             1.28           1.85             0.57            2.20        0.82
                                           ---------        ---------      ---------        ---------       ---------    --------
Less distributions:
 Dividends from net investment income         (0.01)           (0.04)            --               --           (0.03)         --
 Dividends from net realized gains            (1.33)           (0.78)         (0.60)           (1.37)             --          --
 In excess of net realized gains                 --               --             --            (0.33)             --          --
                                           ---------        ---------      ---------        ---------       ---------    --------
  Total distributions                         (1.34)           (0.82)         (0.60)           (1.70)          (0.03)         --
                                           ---------        ---------      ---------        ---------       ---------    --------
Change in net asset value                     (0.92)            0.46           1.25            (1.13)           2.17        0.82
                                           ---------        ---------      ---------        ---------       ---------    --------
Net asset value, end of period             $   9.83           $10.75         $10.29            $9.04          $10.17     $  8.00
                                           =========        =========      =========        =========       =========    ========
Total return(2)                                4.21%(3)        13.40%         21.39%            6.53%          27.46%      11.42%
Ratios/supplemental data:
Net assets, end of period (thousands)      $149,916         $153,005       $146,052         $126,481        $118,707     $88,870
Ratio to average net assets of:
 Operating expenses                            1.52% (4)        1.53%          1.60%            1.80%           1.50%       1.88%
 Net investment income (loss)                 (0.22)%(4)        0.34%         (0.19)%           0.16%           0.09%       0.61%
Portfolio turnover                              120% (3)         234%           245%             277%            259%         95%
Average commission rate paid(5)             $0.0289          $0.0180            N/A              N/A             N/A         N/A




                                                                            Class B
                                           ----------------------------------------------------------------------
                                            Six Months                                                  From
                                              Ended                                                   Inception
                                             12/31/97                   Year Ended June 30,           7/15/94 to
                                            (Unaudited)               1997              1996            6/30/95
                                           -------------          -----------       ----------       ------------
Net asset value, beginning of period         $ 10.53               $10.14              $8.98           $10.40
Income from investment operations(6)
 Net investment loss                           (0.05)(1)            (0.03)(1)          (0.08)(1)        (0.02)(1)
 Net realized and unrealized gain               0.43                 1.21               1.84             0.30
                                           ----------             --------          ---------          --------
  Total from investment operations              0.38                 1.18               1.76             0.28
                                           ----------             --------          ---------          --------
Less distributions:
 Dividends from net investment income             --                (0.01)                --               --
 Dividends from net realized gains             (1.33)               (0.78)             (0.60)           (1.37)
 In excess of net realized gains                  --                   --                 --            (0.33)
                                           ----------             --------          ---------          --------
  Total distributions                          (1.33)               (0.79)             (0.60)           (1.70)
                                           ----------             --------          ---------          --------
Change in net asset value                      (0.95)                0.39               1.16            (1.42)
                                           ----------             --------          ---------          --------
Net asset value, end of period                 $9.58               $10.53             $10.14            $8.98
                                           ==========             ========          =========          ========
Total return(2)                                 3.92%(3)            12.46%             20.50%            3.54%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)         $8,323               $8,412             $5,709           $2,849
Ratio to average net assets of:
 Operating expenses                             2.27% (4)            2.29%              2.34%            2.61% (4)
 Net investment loss                           (0.97)%(4)           (0.35)%            (0.86)%          (0.33)%(4)
Portfolio turnover                               120% (3)             234%               245%             277%
Average commission rate paid(5)              $0.0289              $0.0180                N/A              N/A




(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) Not annualized
(4) Annualized
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


                       See Notes to Financial Statements

PHOENIX WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Worldwide Opportunities Fund ("the Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation by investing in equity securities of domestic and non-U.S. issuers. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale of the security on that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses from investment transactions are reported on the identified cost basis.

C. Income taxes:

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

     The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds and to manage the Fund's currency exposure. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the

PHOENIX WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (Unaudited) (Continued)

Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.


2. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund for the first $1 billion.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $4,288 for Class A shares and deferred sales charges of $20,196 for Class B shares for the six months ended December 31, 1997. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended December 31, 1997, approximately $98,044 was retained by the Distributor, $133,544 was paid to unaffiliated participants, and $6,184 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of the average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended December 31, 1997, transfer agent fees were $184,650 of which PEPCO retained $62,531 which is net of the fees paid to State Street.

     At December 31, 1997, PHL and affiliates held 195 Class A shares and 2 Class B shares of the Fund with a combined value of $1,931.

3. PURCHASE AND SALE OF SECURITIES

     Portfolio purchases and sales of investments, excluding short-term securities and forward currency contracts, for the six months ended December 31, 1997, aggregated $179,685,018 and $185,809,632, respectively. There were no purchases or sales of long-term U.S. Government securities.

4. FORWARD CURRENCY CONTRACTS

     As of December 31, 1997, the Fund had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:



                                                                       Net
    Contracts               In                                      Unrealized
        to               Exchange      Settlement                  Appreciation
     Deliver               For            Date         Value      (Depreciation)
-----------------   ----------------- ------------ ------------- ---------------
UK    3,500,000     US    5,763,450     3/2/98     $5,740,601     $ 22,849
DM   13,000,000     US    7,322,087     3/2/98      7,255,288       66,799
FF   73,500,000     US   12,368,740     3/2/98     12,252,962      115,778
FL    8,000,000     US    3,997,002     3/2/98      3,961,423       35,579
US    1,781,595     FF   10,600,000     3/2/98      1,767,094      (14,501)
                                                                  --------
                                                                  $226,504
                                                                  ========


UK     =     British Pounds Sterling
DM     =     German Deutschemark
FF     =     French Franc
FL     =     Dutch Florin
US     =     U.S. Dollar


5. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX WORLDWIDE OPPORTUNITIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.


Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
Jeanne H. Dorey, Vice President
William E. Keen, III, Vice President
David Lui, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


Investment Adviser
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200


Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

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PO BOX 2200                                                      U.S. POSTAGE
ENFIELD CT 06083-2200                                                PAID
                                                                SPRINGFIELD, MA
                                                                PERMIT NO. 444
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